Income Taxes (Details) - Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Taxes (Details) - Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes [Line Items]
Total loss from operations before income taxes	¥ (34,992)	$ (4,826)	¥ (61,592)	¥ (55,674)
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit at statutory tax rate	¥ (8,748)	$ (1,206)	¥ (15,398)	¥ (13,919)
Preferential tax treatments	3,262	450	7,186	403
Super deduction of qualified R&D expenditures	(138)	(19)		(360)
Expenses not deductible for tax purposes	500	69	695	998
Uncertain tax provision	260	36	1,400	2,800
Deferred tax effect of tax rate change	(5,751)	(793)	768
Impact of different tax rates in other jurisdictions	579	80	385	354
True-up temporary book/tax differences	2,123	293
Disposal of a subsidiary	(6,561)	(905)
Others	8	1	264	(114)
Valuation allowances	23,051	3,178	3,775	230
Income tax expense (benefit)	8,585	1,184	(925)	(9,608)
PRC [Member]
Income Taxes (Details) - Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes [Line Items]
Total loss from operations before income taxes	(32,676)	(4,506)	(60,049)	(54,265)
Hong Kong [Member]
Income Taxes (Details) - Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes [Line Items]
Total loss from operations before income taxes	(502)	(69)	(140)	(85)
Others [Member]
Income Taxes (Details) - Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes [Line Items]
Total loss from operations before income taxes	¥ (1,814)	$ (251)	¥ (1,403)	¥ (1,324)